PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of funded status:
Fair value of benefit obligation	$ (54,122)	$ (49,943)	$ (46,093)
Fair value of plan assets	16,864	15,223	$ 13,121
Funded (unfunded) status at end of year	(37,258)	(34,720)
Equity securities
Reconciliation of funded status:
Fair value of plan assets	15,822	14,323
Cash
Reconciliation of funded status:
Fair value of plan assets	1,042	900
UK Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(12,727)	(11,479)
Fair value of plan assets	15,822	14,323
Funded (unfunded) status at end of year	3,095	2,844
Marine Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(41,395)	(38,464)
Fair value of plan assets	1,042	900
Funded (unfunded) status at end of year	$ (40,353)	$ (37,564)